CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($) $ in Thousands		Preferred shares [Member]		Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2014		$ 226	[1],[2]	$ 53	[1],[2]	$ 20,720	$ (21,825)	$ (826)
Beginning balance, shares at Dec. 31, 2014	[1],[2]	361,584		95,812
Conversion of preferred shares into ordinary shares		$ (226)	[1],[2]	$ 226	[1],[2]
Conversion of preferred shares into ordinary shares, shares		(361,584)	[1],[2]	361,584	[1],[2]			4,338,998
Reclassification of liability warrants to equity warrants			[1],[2]		[1],[2]	233		$ 233
Issuance of ordinary shares in the IPO, net of issuance expenses in an amount of $2,945	[3]			$ 113		10,638		$ 10,751
Issuance of ordinary shares in the IPO, net of issuance expenses in an amount of $2,945, shares	[3]			187,500				2,250,000
Issuance of ordinary shares in the Private Placement, net of issuance expenses in an amount of $1,225	[4]			$ 101		10,799		$ 10,900
Issuance of ordinary shares in the Private Placement, net of issuance expenses in an amount of $1,225, shares	[4]			166,667				166,667
Exercise of warrants into ordinary shares			[1],[2]	$ 90	[1],[2]	(61)		$ 29
Exercise of warrants into ordinary shares, shares	[1],[2]			146,946
Share-based compensation			[1],[2]		[1],[2]	3,724		3,724
Share-based compensation, shares	[1],[2]
Issuance of ordinary shares upon exercise of options by employees			[1],[2]	$ 16	[1],[2]			$ 16
Issuance of ordinary shares upon exercise of options by employees, shares			[1],[2]	25,783	[1],[2]			25,783
Capital investment			[1],[2]		[1],[2]	111		$ 111
Net loss			[1],[2]		[1],[2]		(12,290)	(12,290)
Ending balance at Dec. 31, 2015			[1],[2]	$ 599	[1],[2]	46,164	(34,115)	12,648
Ending balance, shares at Dec. 31, 2015	[1],[2]			984,292
Issuance of ordinary shares and pre-funded warrants in August 2016 registered direct offering, net of issuance expenses in an amount of $615	[5]			$ 32		5,227		5,259
Issuance of ordinary shares and pre-funded warrants in August 2016 registered direct offering, net of issuance expenses in an amount of $615, Shares	[5]			53,635
Exercise of warrants into ordinary shares			[1],[2]	$ 140	[1],[2]	(23)		117
Exercise of warrants into ordinary shares, shares	[1],[2]			229,153
Share-based compensation			[1],[2]		[1],[2]	1,209		$ 1,209
Issuance of ordinary shares upon exercise of options by employees, shares
Net loss			[1],[2]		[1],[2]		(8,826)	$ (8,826)
Ending balance at Dec. 31, 2016			[1],[2]	$ 771	[1],[2]	52,577	(42,941)	10,407
Ending balance, shares at Dec. 31, 2016	[1],[2]			1,267,080
Issuance of ordinary shares and warrants in June 2017 registered direct offering, net of issuance expenses in an amount of $399	[6]			$ 67		2,282		2,349
Issuance of ordinary shares and warrants in June 2017 registered direct offering, net of issuance expenses in an amount of $399	[6]			112,460
Issuance of ordinary shares and warrants in November 2017 registered direct offering, net of issuance expenses in an amount of $378	[6]			$ 114		2,066		2,180
Issuance of ordinary shares and warrants in November 2017 registered direct offering, net of issuance expenses in an amount of $378	[6]			189,387
Exercise of warrants into ordinary shares			[1],[2]	$ 22	[1],[2]	(8)		14
Exercise of warrants into ordinary shares, shares	[1],[2]			35,474
Share-based compensation			[1],[2]		[1],[2]	726		726
Share-based compensation, shares	[1],[2]			1,033
Net loss			[1],[2]		[1],[2]		(9,771)	(9,771)
Ending balance at Dec. 31, 2017			[1],[2]	$ 974	[1],[2]	$ 57,643	$ (52,712)	$ 5,905
Ending balance, shares at Dec. 31, 2017	[1],[2]			1,605,434

[1]	All shares amounts have been retroactively adjusted to reflect a 1-for-10 share reverse split, see Note 1C.
[2]	See Note 1D for the details regarding the conversion of the preferred shares.
[3]	Issuance expenses include certain warrants with a value of $196 issued in connection with the IPO.
[4]	Issuance expenses include certain warrants with a value of $125 issued in connection with the Private Placement.
[5]	Includes pre-funded warrants to purchase 209,524 ordinary shares at a purchase price of $22.20 per pre-funded warrant, issued in connection with the registered direct offering. See Note 10C(2)(h).
[6]	Issuance expenses include certain warrants with a value of $49,229 and $58,298 issued in connection with the June 2017 and November 2017 registered direct offerings, respectively.